SHARE CAPITAL	3 Months Ended
Mar. 31, 2024
SHARE CAPITAL

NOTE 13 – SHARE CAPITAL

Authorized

Unlimited number of common shares without par value.

Issued

As at March 31, 2024 3,245,069 common shares were issued and outstanding.

During the three months ended March 31, 2024

On January 4, 2024, the Company issued 17,915 common shares (94 common shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $2.99, for a compensation amount of $53,568.

On January 10, 2024, the Company granted 410,000 RSUs (2,158 RSUs post reverse split) to five directors of the Company, the RSUs will vest over 4 months and a day.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – SHARE CAPITAL (continued)

On January 16, 2024, the Company granted 60,000 RSUs (316 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On February 5, 2024, the Company granted 39,753 RSUs (209 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 5, 2024, the Company granted 60,083 RSUs (316 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 14, 2024 the Company announced the closing of an underwritten public offering with gross proceeds to the Company of approximately US$7.0 million, before deducting underwriting discounts and other estimated expenses paid by the Company. The offering was for sale of 116,666,667 units (614,109 units post reverse split), each consisting of one common share or pre-funded warrant, one series A warrants and two series B warrants. The offering price was US$0.06 per unit. As part of this public offering and between March 14, 2024 to March 31, 2024, the Company issued 364,813 common shares, 249,296 common shares following the exercise of pre-funded warrants and 2,406,902 common shares following the cashless exercise of Series A Warrants.

During the three months ended March 31, 2023

On January 3, 2023, the Company issued 6,727 common shares (35 common shares post reverse split) to two directors following the vesting of RSU’s.

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of common shares that may be subject to option at any one time may not exceed 10% of the issued common shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options less the applicable discount permitted by the CSE. Options granted may not exceed a term of five years.

A summary of the stock options outstanding for the three months ended March 31, 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2023	3,237	267.9
Granted during the period	526	402.8
Exercised during the period	-	-

Outstanding at December 31, 2023	3,763	$286.9
Granted during the period	3,421	100.7
Cancelled during the period	(2,974)	320.6

Outstanding at March 31, 2024	4,210	139.7
Exercisable at March 31, 2024	2,631	$141.9

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – SHARE CAPITAL (continued)

Additional information regarding stock options outstanding as of March 31, 2024, is as follows:

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

789	2.00	$155.8	789	$155.8
3,421	4.79	$135.9	1,842	$135.9

4,210	4.27	$139.67	2,631	$141.9

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2024	2023
Weighted average fair value of options granted	$0.57	$1.61
Risk-free interest rate	3.4%	3.76%
Estimated life (in years)	5	5
Expected volatility	108.75%	100.64%
Expected dividend yield	0%	0%

On January 10, 2024, the Company cancelled 565,000 stock options (2,974 stock options post reverse split) that were previously granted to 4 directors of the Company.

On January 16, 2024, the Company granted 650,000 stock options (3,421 stock options post reverse split) to a consultant of the Company, the stock options vest as follows: 150,000 on the date of the grant (789 post reverse split) and 100,000 every month thereafter (526 post reverse split) every month thereafter.